Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2016
Postemployment Benefits [Abstract]
Schedule of Employee Stock Ownership Plan

ESOP shares were as follows (dollars in thousands, except per share amounts):

	2016	2015
Allocated shares	33,855	22,571
Unallocated shares	304,705	315,989

Total ESOP shares	338,560	338,560

Fair value of unallocated shares	$5,223	$4,803